HEDGING ACTIVITIES - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets:
Derivatives designated as hedging instruments	€ 13	€ 49
Derivatives not designated as hedging instruments	9	9
Total Assets	22	58
Liabilities:
Derivatives designated as hedging instruments	93	3
Derivatives not designated as hedging instruments	1	6
Total Liabilities	94	9
Foreign currency contracts | Current derivative assets
Assets:
Derivatives not designated as hedging instruments	0	3
Commodity contracts | Non-current derivative assets
Assets:
Derivatives not designated as hedging instruments	1	1
Commodity contracts | Current derivative assets
Assets:
Derivatives not designated as hedging instruments	8	5
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives not designated as hedging instruments	0	1
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives not designated as hedging instruments	1	5
Foreign currency contracts | Non-current derivative assets
Assets:
Derivatives designated as hedging instruments	1	34
Foreign currency contracts | Current derivative assets
Assets:
Derivatives designated as hedging instruments	12	15
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	93	0
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	€ 0	€ 3